Related Party Transactions (Details) $ / shares in Units, $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) director shares	Dec. 09, 2024 USD ($) director shares	Mar. 22, 2024 USD ($) director shares	Dec. 31, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Mar. 31, 2021 $ / shares shares
Related Party Transaction [Line Items]
Stock options granted (in shares) | shares		975,409
Due from related parties	$ 4,536			$ 4,536		$ 4,536	$ 2,602
Revenue				456	$ 764		1,117
Non-controlling interest acquired				4,129	13,921		337
Management fees - related party
Related Party Transaction [Line Items]
Revenue				223	669		892
Stock options
Related Party Transaction [Line Items]
Grant date fair value		$ 6,468
Related party
Related Party Transaction [Line Items]
Accounts payable	$ 0			0		0	347
Transactions with Directors | Related party
Related Party Transaction [Line Items]
Stock options granted (in shares) | shares		590,163
Number of grantees | director	4	8	1
Transactions with Directors | Related party | Class C units
Related Party Transaction [Line Items]
Grant date fair value			$ 441
Shares issued in period (in shares) | shares			100,000
Transactions with Directors | Related party | RSUs
Related Party Transaction [Line Items]
Awards granted (in shares) | shares		1,246,722
Grant date fair value		$ 15,210
Transactions with Directors | Related party | Stock options
Related Party Transaction [Line Items]
Grant date fair value		$ 3,913
Transactions with Directors | Related party | SARs
Related Party Transaction [Line Items]
Awards granted (in shares) | shares	200,000
Grant date fair value	$ 7,820
Transactions with Innventure1 | Related party
Related Party Transaction [Line Items]
Accounts payable							53
Transactions with the ESG Fund
Related Party Transaction [Line Items]
Related party transaction				105	50		48
Transactions with the ESG Fund | Related party
Related Party Transaction [Line Items]
Accounts payable							294
Due from related parties	64			64		$ 64	$ 2
Purchase option (in shares) | shares								145,161
Purchase option, price (in usd per share) | $ / shares								$ 1
Noncontrolling interest sold (in shares) | shares							23,712
Non-controlling interest acquired							$ 104
Transactions with the ESG Fund | Related party | Management fees - related party
Related Party Transaction [Line Items]
Revenue				196	588		789
Transactions with the ESG Fund | Related party | Minimum
Related Party Transaction [Line Items]
Management fee percentage						1.00%
Transactions with the ESG Fund | Related party | Maximum
Related Party Transaction [Line Items]
Management fee percentage						2.00%
Transactions with AeroFlexx | Related party
Related Party Transaction [Line Items]
Related party transaction				27	$ 84		116
Due from related parties	$ 97			$ 97		$ 97	$ 0